Average Annual Total Returns - FidelityFreedomBlendFunds-AMCIZComboPRO - FidelityFreedomBlendFunds-AMCIZComboPRO - Fidelity Freedom Blend 2035 Fund	Sep. 08, 2023
Fidelity Advisor Freedom Blend 2035 Fund - Class Z | Return Before Taxes
Average Annual Return:
Past 1 year	(18.23%)
Since Inception	4.64%	[1]
Fidelity Advisor Freedom Blend 2035 Fund - Class C | Return Before Taxes
Average Annual Return:
Past 1 year	(19.96%)
Since Inception	3.48%	[2]
Fidelity Advisor Freedom Blend 2035 Fund - Class M | Return Before Taxes
Average Annual Return:
Past 1 year	(21.60%)
Since Inception	3.15%	[3]
Fidelity Advisor Freedom Blend 2035 Fund - Class A | Return Before Taxes
Average Annual Return:
Past 1 year	(23.26%)
Since Inception	2.85%	[4]
Fidelity Advisor Freedom Blend 2035 Fund - Class A | After Taxes on Distributions
Average Annual Return:
Past 1 year	(24.32%)
Since Inception	1.31%	[4]
Fidelity Advisor Freedom Blend 2035 Fund - Class A | After Taxes on Distributions and Sales
Average Annual Return:
Past 1 year	(13.14%)
Since Inception	2.02%	[4]
Fidelity Advisor Freedom Blend 2035 Fund - Class I | Return Before Taxes
Average Annual Return:
Past 1 year	(18.37%)
Since Inception	4.51%	[5]
SP001
Average Annual Return:
Past 1 year	(18.11%)
Since Inception	8.55%
F0552
Average Annual Return:
Past 1 year	(17.53%)
Since Inception	4.46%

[1]	EFrom August 31, 2018.
[2]	CFrom August 31, 2018.
[3]	BFrom August 31, 2018.
[4]	AFrom August 31, 2018.
[5]	DFrom August 31, 2018.